CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Sep. 30, 2025
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	1,000	1,000
Common stock shares issued	1	1
Common stock shares outstanding	1	1
Armada Acquisition Corp II [Member]
Temporary equity shares outstanding	23,000,000	23,000,000
Temporary equity redemption price per share	$ 10.49	$ 10.2
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Armada Acquisition Corp II [Member] | Class A ordinary shares [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	710,000	710,000
Common stock shares outstanding	710,000	710,000
Armada Acquisition Corp II [Member] | Class B ordinary shares [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000
Common stock shares issued	7,880,000	7,880,000
Common stock shares outstanding	7,880,000	7,880,000